Other commitments, contingent liabilities and contingent assets (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018 USD ($) Wells	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Jun. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)
Disclosure of other provisions [line items]
Contractual commitments		$ 6,269
Number of wells, committed to drill | Wells		43
Increase (Decrease) in the estimates		$ (889)
Depreciation, amortisation and net impairment losses		$ 9,249	$ 8,644	[1]	$ 11,550	[1]
BM-S-Eight [Member]
Disclosure of other provisions [line items]
Operated interest	76.00%
Portion of Peregrino field, divestiture [Member]
Disclosure of other provisions [line items]
Proportion of ownership interest divested		40.00%
Exploration & Production (E&P) International [member]
Disclosure of other provisions [line items]
Depreciation, amortisation and net impairment losses		$ 4,592	$ 4,423		$ 5,510
OML 128 (Agbami) [Member]
Disclosure of other provisions [line items]
Reduction in ownership interest		5.17%
Operated interest		53.85%
Explanation non-disclosure of information regarding provision		The Supreme Court judgement provides for potential retroactive adjustment of certain production sharing contracts in favour of the Federal Government, including OML 128 (Agbami) where Equinor has 53.85% equity interest. Equinor sees no merit to the case. No provision has been made for this matter.
Wells committed to drill [member]
Disclosure of other provisions [line items]
Average ownership interest in wells committed to drill		39.00%
Estimated exposure		$ 578
Various long term agreements [Member] | Maximum [member]
Disclosure of other provisions [line items]
Contract Term		2044
Guaranteed [member]
Disclosure of other provisions [line items]
Estimated exposure		$ 741
Tax contingent liability [member]
Disclosure of other provisions [line items]
Estimated exposure								$ 500
Agbami redetermination [member]
Disclosure of other provisions [line items]
Provisions, net of tax		854
Increase (Decrease) in the estimates		349
Revenue from reversal of claims and litigation		774
Depreciation, amortisation and net impairment losses		143
Current income tax expense or (benefit)		297
Gas price review clauses [member]
Disclosure of other provisions [line items]
Estimated exposure							$ 1,200
Contract for the drilling rig COSL Innovator [Member]
Disclosure of other provisions [line items]
Estimated exposure		$ 200

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.